INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories

	At December 31,
(in millions of Euros)	2022	2021
Finished goods	315	225
Work in progress	638	551
Raw materials	308	226
Stores and supplies	112	95
Inventories write down	(53)	(47)
Total inventories	1,320	1,050